Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31,
	2020	2019

Raw materials and components	$18,026	$21,402
Finished products (*)	34,461	16,075

	$52,487	$37,477

(*)	Including amounts of $10,628 and $0 for the years ended December 31, 2020 and 2019, respectively, with respect to inventory delivered to customers for which revenue was not yet recognized.